UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03714
                                                     ---------

                         Phoenix CA Tax-Exempt Bond Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)



           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,            John H. Beers, Esq.
  Counsel and Secretary for Registrant       Vice President and Secretary
     Phoenix Life Insurance Company         Phoenix Life Insurance Company
            One American Row                        One American Row
         Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX CA TAX-EXEMPT BOND FUND
GLOSSARY
JANUARY 31, 2006



AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Authority

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

PHOENIX CA TAX-EXEMPT BOND FUND


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                  PAR VALUE
                                                     (000)        VALUE
                                                  ----------   ------------
MUNICIPAL TAX-EXEMPT BONDS(c)--95.5%

DEVELOPMENT REVENUE--5.5%
Los Angeles County Public Works
  Financing Authority 5.50%,
  10/1/12 (MBIA/IBC Insured)                          $  530     $  553,691
San Diego Redevelopment Agency
  Series B 5.35%, 9/1/24 (AMBAC Insured)               1,000      1,067,780
Santa Clara Redevelopment Agency
  Tax Allocation 5%, 6/1/22 (MBIA Insured)             1,000      1,048,030
                                                                 ----------
                                                                  2,669,501
                                                                 ----------

GENERAL OBLIGATION--19.8%
Antelope Valley Union High School
  District Series A 5%, 2/1/27
  (MBIA Insured)                                       1,000      1,045,740
California State 5.50%, 4/1/08
  (MBIA Insured)                                       1,500      1,569,180
California State 5%, 2/1/20                              750        788,310
Gilroy Unified School District 5%,
  8/1/27 (FGIC Insured)                                  500        522,870
Los Angeles Unified School District
  Election of 1997 Series E 5.125%,
  1/1/27 (MBIA Insured)                                1,000      1,057,810
Lucia Mar Unified School District
  Election 2004 Series A 5%, 8/1/27
  (FGIC Insured)                                       1,000      1,047,200
Napa Valley Unified School District
  Election 2002 5%, 8/1/28 (FGIC
  Insured)                                             1,000      1,048,690
Santa Clara Unified School District
  5.50%, 7/1/20 (FGIC Insured)                         1,000      1,088,360
Walnut Valley Unified School
  District Series A 0%, 8/1/19
  (MBIA Insured)                                       3,095      1,471,673
                                                                 ----------
                                                                  9,639,833
                                                                 ----------

GENERAL REVENUE--11.4%
Anaheim Public Financing Authority
  Series C 6%, 9/1/16 (FSA Insured)                    2,600      3,005,158
Fontana Public Financing Authority
  Tax Allocation 5%, 10/1/29 (AMBAC
  Insured)                                             1,000      1,040,360
Pomona Certificates of
  Participation 5.50%, 6/1/28
  (AMBAC Insured)                                      1,365      1,496,695
                                                                 ----------
                                                                  5,542,213
                                                                 ----------

HIGHER EDUCATION REVENUE--3.1%
California State Public Works Board
Series D 5%, 5/1/30                                    1,000      1,033,580


                                                  PAR VALUE
                                                     (000)         VALUE
                                                  ----------    -----------

HIGHER EDUCATION REVENUE--(CONTINUED)
University of California Series B
  4.75%, 5/15/38                                      $  500    $   497,020
                                                                -----------
                                                                  1,530,600
                                                                -----------

MEDICAL REVENUE--2.3%
California State Public Works Board
  Department of Mental Health
  Series A 5.50%, 6/1/16                               1,000      1,103,060
MULTIFAMILY REVENUE--2.6%
Los Angeles Community Redevelopment
  Agency Series A 6.55%, 1/1/27
  (AMBAC/FHA Insured)                                  1,250      1,258,938
POWER REVENUE--2.4%
Northern California Power Agency
  Series A 5.20%, 7/1/32 (MBIA
  Insured)                                             1,120      1,169,414
PRE-REFUNDED--37.9%
Covina Community Redevelopment
  Agency 8.80%, 1/1/08(b)                                435        465,933
Huntington Park Redevelopment
  Agency Series A 8%, 12/1/19
  (FHA/VA/PRIV MTGS Insured)(b)                        2,400      3,418,416
Los Angeles County Public Works
  Financing Authority 5.50%,
  10/1/12 Prerefunded 10/1/07 @ 101
  (MBIA/IBC Insured)                                     970      1,016,259
Los Angeles Harbor Department
  7.60%, 10/1/18(b)                                      990      1,218,779
M-S-R Public Power Agency Series D
  6.75%, 7/1/20 (MBIA Insured)(b)                      2,000      2,381,860
Northern California Power Agency
  7.50%, 7/1/23 Prerefunded 7/1/21
  @ 100 (AMBAC Insured)                                  195        264,559
Orange County Recovery Certificates
  of Participation Series A 5.80%,
  7/1/16 Prerefunded 7/1/06 @ 102
  (MBIA Insured)                                       1,500      1,546,590
Pomona Unified School District
  Series C 5.60%, 8/1/12 (MBIA
  Insured)(b)                                          1,500      1,676,955
Riverside County Single Family
  Issue B 144A 8.625%, 5/1/16 (GNMA
  Collateralized)(b)(e)                                  700        969,864
Riverside County Single Family
  Series A 144A 7.80%, 5/1/21 (GNMA
  Collateralized)(b)(e)                                4,000      5,531,760
                                                                -----------
                                                                 18,490,975
                                                                -----------

TRANSPORTATION REVENUE--1.0%
Los Angeles County Metropolitan
  Transportation Authority Sales
  Tax Series A 4.50%, 7/1/32 (AMBAC Insured)             500        490,285

                                                  PAR VALUE
                                                     (000)         VALUE
                                                  ----------    -----------

WATER & SEWER REVENUE--9.5%
Delta Diablo Sanitation District
  Certificates of Participation 0%,
  12/1/16 (MBIA Insured)                              $1,070    $   679,332
Los Angeles Wastewater System
  Series D 4.70%, 11/1/17 (FGIC
  Insured)                                             2,885      2,890,741
Metropolitan Water District
  Southern California Waterworks
  Series B-3 5%, 10/1/29 (MBIA Insured)                1,000      1,046,430
                                                                -----------
                                                                  4,616,503
---------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $42,981,285)                                    46,511,322
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $42,981,285)                                    46,511,322
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.5%

COMMERCIAL PAPER(d)--3.5%
Sysco Corp 4.45%, 2/1/06                               1,730      1,730,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,730,000)                                      1,730,000
---------------------------------------------------------------------------


TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $44,711,285)                                    48,241,322(a)

Other assets and liabilities, net--1.0%                             472,089
                                                                -----------
NET ASSETS--100.0%                                              $48,713,411
                                                                ===========





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,585,334 and gross depreciation of $55,297 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $44,711,285.
(b) Escrowed to maturity.
(c) At January 31, 2006, 86% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 33%, FGIC 14%, GNMA 13%, and AMBAC 12%.
(d) The rate shown is the discount rate.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $6,501,624 or 13.3% of net assets.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies consistently followed by the Phoenix CA Tax-Exempt Bond Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION
       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   B. SECURITY TRANSACTIONS AND RELATED INCOME
       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


   NOTE 2--ASSET CONCENTRATIONS
       The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix CA Tax-Exempt Bond Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date   March 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.